SUBSIDIARIES AND ASSOCIATES (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of subsidiaries [abstract]
Schedule of subsidiaries and associates

Name	Country of incorporation	Proportion of voting rights and ordinary share capital held	Nature of business
NeoGames S.A.	Luxemburg	100%	Parent entity
NeoGames Connect s.a.r.l.	Luxemburg	100%	Holding company
Neogames Systems Ltd.	Israel	100%	Intellectual property owner as well as Israel employer
Neogames US LLP	United States	100%	North America distributer
NG Connect Ltd	Malta	100%	Holding company
NG Malta Branch	Malta	100%	Dormat
NeoGames Solutions LLC	United States	100%	North America Licensor
Neogames S.R.O	Czech Republic	100%	Czech Republic licensor
Neogames Ukraine	Ukraine	100%	Provides development services to Neogames Systems Ltd.
NeoPollard Interactive LLC	United States	50%	See Note 1
Aspire Global International Limited	Malta	100%	Maltese-licensed B2C trading company
AG Software Ltd	Malta	100%	Maltese-licensed B2B trading company
Aspire Global Marketing Solutions Ltd	Israel	100%	Provides certain marketing support and development services to Aspire Global Plc.
Name	Country of incorporation	Proportion of voting rights and ordinary share capital held	Nature of business
AG Communications Limited	Malta	100%	B2B trading company holding B2C licenses in Denmark and United Kingdom
AG 7 Limited	Malta	100%	B2B trading company
Utopia Management Group Ltd	British Virgin Islands	100%	Provides certain marketing and acquisition services
ASG Technologies Ltd	British Virgin Islands	100%	Acts as a nominee with respect to the registration of certain domains owned by the Group
Aspire Global Ukraine	Ukraine	100%	Provides customer support and development services to Aspire Global Plc.
Novogoma Ltd	Malta	83%	Dormat
Neolotto Ltd	Malta	37.6%	Dormat
Minotauro Media Limited	Ireland	30%	Engaged in the business of marketing and promoting online gaming services via its domain names
Marketplay Ltd	Malta	49.9%	Engaged in the business of marketing and promoting online gaming services via its domain names
NEG Group Limited	Malta	25%	Dormat
Vips Holdings	Malta	13%	Dormat
GMS Entertainment Limited (“GMS”)	Isle of man	100%	Engaged in developing and licensing real money gaming games and systems in global regulated markets
BtoBet Limited	Gibraltar	100%	Engaged in developing and licensing real money sports betting and systems in global regulated markets
Cylnelish, Sociedad, Limitda	Spain	100%	Provides certain marketing support services to Aspire Global Plc.
Aspire Global US Inc.	USA	100%	US Trading company
BNG Investment Group Ltd.,**	British Virgin Islands	25%	Engaged in developing and licensing real money bingo games and systems in global regulated markets

* Market Play Limited is the company that launched Mr. Play, a casino and sports betting brand. Aspire provides the technology and is a significant shareholder in the venture, holding 49.9% of its shares, along with various investors. Aspire had invested €2.5 million and acquired shares from the other shareholders for €1 million. According to a purchase price allocation, the excess has been allocated to goodwill. During Q1 2022, Aspire granted Market Play Limited a five-year loan in the amount of €2.5M, bearing annual interest of 5.0% payable every 6 months.

In 2022, the Group recognized its share of Market Play Limited’s profit of €0.6 million.

** On December 10, 2021, Aspiresigned an agreement to acquire 25% of bingo supplier END 2 END for USD 1.75 million in cash with an option to acquire all of the shares exercisable after three to five years. This provides Aspire with access to a real omni channel technology and a proprietary offering in one of the biggest verticals in the iGaming industry.